Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands				12 Months Ended
	Apr. 03, 2017 EquityInstruments	Apr. 01, 2016 EquityInstruments	Apr. 01, 2015 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) EquityInstruments
Share-based Compensation
Outstanding at the beginning of the year | EquityInstruments				41,924	16,999
Granted during the year | EquityInstruments	26,097	24,925	16,999	26,097	24,925
Forfeited during the year | EquityInstruments				(546)
Outstanding at end of the year | EquityInstruments				67,475	41,924	16,999
Weighted average contractual life				1.38	1.84	2.25
Outstanding at the beginning of the year | $				$ 820	$ 410
Granted during the year | $				622	410
Forfeited during the year | $				(13)
Outstanding at the end of the year | $				$ 1,429	$ 820	$ 410